Lease liabilities	12 Months Ended
Dec. 31, 2022
Lease liabilities [abstract]
Lease liabilities
20.	LEASE LIABILITIES

	2022		2021		2020
	Non-current	Current	Non-current	Current	Non-current	Current
Lease liabilities	272	294	276	266	288	263
These liabilities are discounted at the following rates:

Lease term	2022	Effective average monthly rate used	2021	Effective average monthly rate used	2020	Effective average monthly rate used
0 to 1 year	39	1.07%	32	0.80%	64	0.93%
1 to 2 years	198	1.54%	116	1.03%	125	0.76%
2 to 3 years	144	1.23%	150	1.15%	79	0.79%
3 to 4 years	81	1.28%	109	1.25%	115	0.87%
4 to 5 years	43	0.95%	42	0.96%	32	0.92%
5 to 9 years	45	0.79%	86	0.89%	94	0.92%
More than 9 years	16	0.82%	7	0.80%	42	0.82%

	566		542		551

Financial expenses accrued as of year ended December 31, 2022, 2021 and 2020, resulting from lease contracts, amount to 75, 57 and 84, respectively. From this accreation, 61, 46 and 70 were included in the “Financial Accretion” line in financial costs of the “Net Financial Results” item of the comprehensive statement of income and 14, 11 and 14 were capitalized in the “Property, Plant and Equipment”, for the years ended December 31, 2022, 2021 and 2020, respectively.
As of December 31, 2022, maturities of liabilities related to lease contracts are exposed on Note 4.
The evolution of the Group’s leases liabilities for the fiscal year ended December 31, 2022, 2021 and 2020 is as follows:

	2022	2021	2020
Balance at the beginning of the year	542	551	1,033

Leases increase	306	284	149
Financial accretions	75	57	84
Leases decrease	(15)	(46)	(380)	(2)
Payments	(341)	(302)	(331)
Exchange and Translation effect, net	(2)	(1)	(3)
Result from net monetary position (1)	1	(1)	(1)

Balance at the end of year	566	542	551

(1)
Includes the adjustment for inflation of opening balances of lease liabilities of subsidiaries with the Peso as functional currency, which was charged to other comprehensive income and the adjustment for inflation of the period, which was charged to results.

(2)	Includes decrease in liquefaction barge with Exmar. See Note 34.d).
Total charges recorded in comprehensive income for the fiscal year and total capitalizations for short-term leases, low-value leases and variable lease payments related to the underlying asset performance and/or use, amounted to 238, 115 and 167 as of December 31, 2022, 2021 and 2020, respectively.